VESSELS UNDER FINANCE LEASE, NET (Summary) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Cost
Beginning balance	$ 777,939
Ending balance	777,939
Accumulated Depreciation
Beginning balance	(163,176)
Depreciation	(20,485)
Ending balance	(183,661)
Vessels under Finance Lease, net
Beginning balance	614,763
Depreciation	(20,485)
Ending balance	$ 594,278